SHARE-BASED COMPENSATION (Schedule of Share Options Activity) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Number of Options
Outstanding at beginning of year | shares	2,181,075	2,313,224	1,902,324
Granted | shares	40,000	47,500	739,500
Exercised | shares	(79,624)	(80,149)	(300,000)
Forfeited | shares	(206,716)	(99,500)	(28,600)
Outstanding at end of year | shares	1,934,735	2,181,075	2,313,224
Exercisable at end of year | shares	1,562,235	1,401,866	1,535,055
Weighted Average Exercise Price
Outstanding at beginning of year | $	$ 9.62	$ 9.35	$ 7.98
Granted | $	6.72	8.56	9.27
Exercised | $	0.09	0.09	0.09
Forfeited | $	8.93	10.8	12.69
Outstanding at end of year | $	10.02	9.62	9.35
Exercisable at end of year | $	$ 10.25	$ 9.35	$ 9.39